Credit Facilities - Bank Loan (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ 649,221		$ 505,412
Bank loan - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	140,815		206,144
Credit facilities - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	510,358		300,327
Principal
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	651,173		506,471
Changes in reported amount of U.S. denominated debt	23,600
Principal | Bank loan - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		$ 110.4		$ 159.0
Changes in reported amount of U.S. denominated debt	300
Principal | Credit facilities - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Net draws	145,000
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ (1,952)		$ (1,059)